INVESTMENTS (Details 2) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities, by type
Available-for-sale securities, cost		$ 8,166	$ 6,483
Available-for-sale Securities, Accumulated Gross Unrealized Gain		549	1,531
Available-for-sale Securities, Accumulated Gross Unrealized Loss		(109)	(135)
Available-for-sale securities, estimated fair value		8,606	7,879
Available-for-sale Securities, Gross Realized Losses		(42)	(21)	$ (24)
Equity securities
Available-for-sale securities, by type
Available-for-sale securities, cost		3,573	2,687
Available-for-sale Equity Securities, Accumulated Gross Unrealized Gain		485	1,463
Available-for-sale Equity Securities, Accumulated Gross Unrealized Loss		(84)	(29)
Available-for-sale securities, estimated fair value		3,974	4,121
Debt securities
Available-for-sale securities, by type
Available-for-sale securities, cost		4,593	3,796
Available-for-sale Debt Securities, Accumulated Gross Unrealized Gain		64	68
Available-for-sale Debt Securities, Accumulated Gross Unrealized Loss,		(25)	(106)
Available-for-sale securities, estimated fair value		$ 4,632	$ 3,758
Other income (loss) - net
Available-for-sale securities, by type
Available-for-sale Debt Securities, Gross Unrealized Loss	$ 101